Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 4 months 24 days
Gross Carrying Amount	$ 1,374,656	$ 1,236,917
Accumulated Amortization	(532,006)	(417,430)
Goodwill	1,759,898	1,733,722	1,352,281
Indefinite Lived Intangible Assets, Including Goodwill	1,771,120	1,733,722
In Process Research and Development [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	11,222	0
Patent and License Rights [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	11 years 8 months 12 days
Gross Carrying Amount	304,380	294,854
Accumulated Amortization	(134,688)	(115,310)
Developed Technology [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years
Gross Carrying Amount	678,888	605,847
Accumulated Amortization	(270,575)	(210,022)
Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 3 months 18 days
Gross Carrying Amount	391,388	336,216
Accumulated Amortization	$ (126,743)	$ (92,098)